INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 12,529	$ 10,466	$ 25,285	$ 22,249
Cost of revenues	9,510	8,830	20,054	17,361
Gross profit	3,019	1,636	5,231	4,888
Operating expenses:
Research and development, net	0	47	50	62
Selling, general and administrative	1,563	1,184	3,000	2,700
Operating income	1,456	405	2,181	2,126
Financial income (expense), net	(1,012)	489	(508)	839
Income before income taxes	444	894	1,673	2,965
Taxes on income	79	143	306	475
Net income	365	751	1,367	2,490
Other comprehensive income (loss):
Foreign currency translation adjustments	3,890	(731)	3,086	(1,269)
Total comprehensive income	$ 4,255	$ 20	$ 4,453	$ 1,221
Basic income per ordinary share	$ 0.05	$ 0.11	$ 0.2	$ 0.38
Diluted income per ordinary share	$ 0.05	$ 0.11	$ 0.2	$ 0.38